Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Credit card processing reserve	$ 7,763	$ 5,854	$ 2,650
Prepaid expenses	5,932	3,772	2,460
Other current assets	913	865	4,354
Prepaid expenses and other current assets	$ 14,608	$ 10,491	$ 9,464